Impairment losses - Key assumptions used in value in use calculations (Details) € in Millions, ₨ in Billions	12 Months Ended
	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 EUR (€)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 EUR (€)
Impairment losses
Key assumptions cash flow forecast period for licence and spectrum payments initial period for renewals and newly available spectrum	5 years
Key assumptions period for management plan used in long term growth rate.	5 years
Key assumption long term compound annual growth rate minimum period for estimates made by management	6 years
Key assumption long term compound annual growth rate maximum period for estimates made by management	10 years
Key assumption period management used forward looking equity market risk premium	10 years
Impairment losses			€ 569.0
Germany (VDSL spend)
Impairment losses
Recoverable amount that exceeds carrying value	€ 7,700.0		€ 2,000.0		€ 3,500.0
Assumptions used in value in use calculation
Pre-tax adjusted discount rate (as a percent)	8.30%		8.20%	8.40%	8.40%
Long-term growth rate (as a percent)	0.50%		0.50%	0.50%	0.50%
Projected adjusted EBITDA (as a percent)	3.70%		3.10%	3.00%	3.00%
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	2.00%	0.90%	0.50%
Long-term growth rate (as a percent)	(2.30%)	(1.00%)	(0.50%)
Projected adjusted EBITDA (as a percent)	(3.30%)	(1.60%)	(0.90%)
Projected capital expenditure (as a percent)	16.30%	7.60%	4.40%
Spain
Impairment losses
Recoverable amount that exceeds carrying value	€ 300.0		€ 1,000.0		€ 1,000.0
Assumptions used in value in use calculation
Pre-tax adjusted discount rate (as a percent)	9.70%		9.70%	9.70%	9.70%
Long-term growth rate (as a percent)	1.50%		1.50%	1.50%	1.50%
Projected adjusted EBITDA (as a percent)	5.90%		8.80%	7.90%	7.90%
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	0.20%	0.60%	0.60%
Long-term growth rate (as a percent)	(0.20%)	(0.70%)	(0.80%)
Projected adjusted EBITDA (as a percent)	(0.30%)	(1.10%)	(1.20%)
Projected capital expenditure (as a percent)	1.40%	4.40%	4.80%
Italy
Assumptions used in value in use calculation
Pre-tax adjusted discount rate (as a percent)	10.40%			10.30%	10.30%
Long-term growth rate (as a percent)	1.00%			1.00%	1.00%
Projected adjusted EBITDA (as a percent)	(2.60%)			(0.80%)	(0.80%)
Romania
Impairment losses
Impairment losses			€ 569.0
Recoverable amount that exceeds carrying value	€ 0.0				€ 200.0
Recoverable amount			€ 900.0
Assumptions used in value in use calculation
Pre-tax adjusted discount rate (as a percent)	9.80%		9.70%	9.00%	9.00%
Long-term growth rate (as a percent)	1.50%		1.00%	1.00%	1.00%
Projected adjusted EBITDA (as a percent)	2.60%		(0.30%)	0.10%	0.10%
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	0.10%	1.50%
Long-term growth rate (as a percent)	(0.10%)	(1.70%)
Projected adjusted EBITDA (as a percent)	(0.10%)	(1.90%)
Projected capital expenditure (as a percent)	0.40%	7.10%
Assumptions used in impairment review led to increase in impairment loss
Impairment loss adjustment for pre-tax adjusted discount rate for increase in rate			€ (0.2)
Impairment loss adjustment for long-term growth rate for increase in rate			0.3
Impairment loss adjustment for projected adjusted EBITDA for increase in rate			0.2
Impairment loss adjustment for projected capital expenditures for increase in rate			(0.1)
Assumptions used in impairment review led to decrease in impairment loss
Impairment loss adjustment for pre-tax adjusted discount rate decrease in rate			0.3
Impairment loss adjustment for long-term growth rate decrease in rate			(0.2)
Impairment loss adjustment for projected adjusted EBITDA decrease in rate			(0.2)
Impairment loss adjustment for projected capital expenditure decrease in rate			€ 0.1
UK
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	0.50%	0.50%
Long-term growth rate (as a percent)	(0.60%)	(0.60%)
Projected adjusted EBITDA (as a percent)	(0.80%)	(0.80%)
Projected capital expenditure (as a percent)	3.20%	3.20%
Ireland
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	0.60%	0.80%
Long-term growth rate (as a percent)	(0.70%)	(0.90%)
Projected adjusted EBITDA (as a percent)	(1.00%)	(1.20%)
Projected capital expenditure (as a percent)	4.20%	4.30%
Portugal
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	1.00%	0.60%
Long-term growth rate (as a percent)	(1.10%)	(0.60%)
Projected adjusted EBITDA (as a percent)	(1.50%)	(0.90%)
Projected capital expenditure (as a percent)	6.40%	3.90%
Czech Republic
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	3.10%	2.10%
Long-term growth rate (as a percent)	(4.00%)	(2.40%)
Projected adjusted EBITDA (as a percent)	(4.00%)	(2.80%)
Projected capital expenditure (as a percent)	16.90%	12.00%
Vodafone India Discontinued Operations [Member]
Impairment losses
Estimated cost synergy (as a percent)		50.00%
Increase in expected cost synergy (as a percent)		10.00%
Decrease in expected cost synergy (as a percent)		10.00%
Increase in asset fair value		€ 220.0
Decrease in asset fair value		€ 220.0
Change required for carrying value to equal recoverable amount
Fair value less costs of disposal excluding net debt				₨ 971	€ 14,000.0
Minimum | Germany (VDSL spend)
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	16.60%		14.50%	14.90%	14.90%
Minimum | Spain
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	16.80%		11.20%	14.30%	14.30%
Minimum | Italy
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	12.10%			12.70%	12.70%
Minimum | Romania
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	11.90%		11.50%
Change required for carrying value to equal recoverable amount
Projected capital expenditure (as a percent)		12.60%
Maximum | Germany (VDSL spend)
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	(18.80%)		15.60%	16.50%	16.50%
Maximum | Spain
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	(17.40%)		19.70%	15.80%	15.80%
Maximum | Italy
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	(13.30%)			14.20%	14.20%
Maximum | Romania
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	(14.60%)		18.80%	15.90%	15.90%